Geographical Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Geographical Information
Geographical Information

The following table presents total external revenues by geographic location, based on the location of the Company’s merchants.

	2015		2014		2013
	Amount $	%	Amount $	%	Amount $	%
Canada	14,691	7.2%	7,729	7.4%	4,101	8.2%
United States	144,748	70.5%	72,149	68.7%	31,743	63.2%
United Kingdom	15,436	7.5%	7,912	7.5%	4,517	9.0%
Australia	10,531	5.1%	6,420	6.1%	3,807	7.6%
Rest of World	19,827	9.7%	10,808	10.3%	6,084	12.0%
	205,233	100.0%	105,018	100.0%	50,252	100.0%

The following table presents the total net book value the Company’s long-lived assets by geographic location.

	2015		2014
	Amount $	%	Amount $	%
Canada	25,886	78.3%	17,758	81.7%
United States	7,162	21.7%	3,970	18.3%
	33,048	100.0%	21,728	100.0%